Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries	Consolidated Goodwill in material partially owned subsidiaries:
	December 31,
	2024	2023
Matrix and its subsidiaries	$294,282	$285,596
Sapiens and its subsidiaries	396,919	401,699
Magic Software and its subsidiaries	172,515	166,065
Michpal and its subsidiaries	70,636	44,108
ZAP Group and its subsidiaries	32,009	32,186
Other consolidated subsidiaries	8,719	6,927
	$975,080	$936,581

Schedule of Reporting on Operating Segments	Headquarters and finance expenses of Formula are allocated proportionally among the Investees.
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2024:
Revenues from external customers	$1,500,863	$542,380	$549,992	$42,960	$38,068	$170,315	$(87,067)	$2,757,511
Inter-segment revenues	7,597	-	2,528	21	-	102	(10,248)	-
Total revenues	$1,508,460	$542,380	$552,520	$42,981	$38,068	$170,417	$(97,315)	$2,757,511
Depreciation and amortization	$50,496	$25,823	$20,763	$6,843	$9,224	$8,240	$(5,894)	$115,495
Segment operating income	$121,665	$87,189	$61,237	$8,723	$(4,939)	$11,449	$(6,490)	$278,834
Unallocated corporate expenses								(8,313)
Total operating income								$270,521
Financial expenses, net								(22,143)
Group’s share of profits of companies accounted for at equity, net								2,077
Taxes on income								(56,665)
Net income								$193,790
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2023:
Revenues from external customers	$1,416,283	$514,584	$531,415	$36,912	$45,286	$156,662	$(80,239)	$2,620,903
Inter-segment revenues	3,579	-	3,637	-	-	525	(7,741)	-
Total revenues	$1,419,862	$514,584	$535,052	$36,912	$45,286	$157,187	$(87,980)	$2,620,903
Depreciation and amortization	$55,230	$30,147	$20,553	$4,801	$8,090	$7,950	(5,582)	121,189
Segment operating income	$106,831	$80,070	$57,108	$6,366	$(3,126)	$9,492	$(6,896)	$249,845
Unallocated corporate expenses								(10,477)
Total operating income								$239,368
Financial expenses, net								(28,334)
Group’s share of profits of companies accounted for at equity, net								773
Taxes on income								(46,075)
Net income								$165,732
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2022:
Revenues from external customers	$1,388,508	$474,736	$561,682	$37,714	$49,893	$133,526	$(73,702)	$2,572,357
Inter-segment revenues	4,310	-	5,110	309	-	360	(10,089)	-
Total revenues	$1,392,818	$474,736	$566,792	$38,023	$49,893	$133,886	$(83,791)	$2,572,357
Depreciation and amortization	$48,288	$33,050	$19,804	$4,770	$7,976	$6,214	(4,794)	115,308
Segment operating income	$149,298	$66,164	$61,762	$8,117	$(1,042)	$8,311	$(5,345)	$287,265
Unallocated corporate expenses								(10,625)
Total operating income								$276,640
Financial expenses, net								(19,930)
Group’s share of profits of companies accounted for at equity, net								(1,808)
Taxes on income								(55,235)
Net income								$199,667